COMMITMENTS AND CONTINGENCIES (Details)	Jun. 30, 2015 USD ($)
Future minimum lease payments under operating leases approximate the following for the fiscal years ending June 30:
2016	$ 105,000
2017	71,000
Total	$ 176,000